Investment securities	12 Months Ended
Dec. 31, 2013
Available For Sale Securities Member
Investments [Abstract]
Investment [Text Block]

Note 7 – Investment securities available-for-sale

The following table presents the amortized cost, gross unrealized gains and losses, approximate fair value, weighted average yield and contractual maturities of investment securities available-for-sale at December 31, 2013 and 2012.

	At December 31, 2013
		Gross	Gross		Weighted
	Amortized	unrealized	unrealized	Fair	average
(In thousands)	cost	gains	losses	value	yield
U.S. Treasury securities
After 1 to 5 years	$26,474	$2,008	$-	$28,482	3.85%
Total U.S. Treasury securities	26,474	2,008	-	28,482	3.85
Obligations of U.S. Government sponsored entities
Within 1 year	25,021	39	-	25,060	1.85
After 1 to 5 years	1,087,453	1,678	12,715	1,076,416	1.26
After 5 to 10 years	528,611	100	21,742	506,969	1.52
After 10 years	23,000	-	2,240	20,760	3.12
Total obligations of U.S. Government sponsored entities	1,664,085	1,817	36,697	1,629,205	1.38
Obligations of Puerto Rico, States and political subdivisions
After 1 to 5 years	6,228	45	85	6,188	4.64
After 5 to 10 years	23,147	-	1,978	21,169	6.33
After 10 years	48,803	29	9,812	39,020	5.84
Total obligations of Puerto Rico, States and political subdivisions	78,178	74	11,875	66,377	5.89
Collateralized mortgage obligations - federal agencies
After 1 to 5 years	5,131	101	-	5,232	1.79
After 5 to 10 years	31,613	921	-	32,534	2.98
After 10 years	2,438,021	18,532	76,023	2,380,530	2.05
Total collateralized mortgage obligations - federal agencies	2,474,765	19,554	76,023	2,418,296	2.06
Collateralized mortgage obligations - private label
After 10 years	509	4	-	513	3.78
Total collateralized mortgage obligations - private label	509	4	-	513	3.78
Mortgage-backed securities
Within 1 year	419	24	-	443	3.14
After 1 to 5 years	15,921	833	-	16,754	4.50
After 5 to 10 years	62,373	3,058	1,214	64,217	4.12
After 10 years	1,007,733	50,807	4,313	1,054,227	3.93
Total mortgage-backed securities	1,086,446	54,722	5,527	1,135,641	3.95
Equity securities (without contractual maturity)	3,178	1,109	171	4,116	4.06
Other
After 1 to 5 years	9,638	-	141	9,497	1.68
After 10 years	2,604	69	-	2,673	3.61
Total other	12,242	69	141	12,170	2.09
Total investment securities available-for-sale	$5,345,877	$79,357	$130,434	$5,294,800	2.30%

	At December 31, 2012
		Gross	Gross		Weighted
	Amortized	unrealized	unrealized	Fair	average
(In thousands)	cost	gains	losses	value	yield
U.S. Treasury securities
Within 1 year	$7,018	$20	$-	$7,038	1.67%
After 1 to 5 years	27,236	2,964	-	30,200	3.83
Total U.S. Treasury securities	34,254	2,984	-	37,238	3.39
Obligations of U.S. Government sponsored entities
Within 1 year	460,319	7,614	-	467,933	3.82
After 1 to 5 years	167,177	2,057	-	169,234	1.59
After 5 to 10 years	456,480	3,263	592	459,151	1.74
Total obligations of U.S. Government sponsored entities	1,083,976	12,934	592	1,096,318	2.60
Obligations of Puerto Rico, States and political subdivisions
Within 1 year	5,220	26	-	5,246	3.08
After 1 to 5 years	6,254	130	39	6,345	4.65
After 5 to 10 years	5,513	-	36	5,477	3.79
After 10 years	37,265	648	-	37,913	5.38
Total obligations of Puerto Rico, States and political
subdivisions	54,252	804	75	54,981	4.91
Collateralized mortgage obligations - federal agencies
After 1 to 5 years	4,927	35	-	4,962	1.48
After 5 to 10 years	39,897	1,794	-	41,691	2.94
After 10 years	2,270,184	50,740	512	2,320,412	2.21
Total collateralized mortgage obligations - federal agencies	2,315,008	52,569	512	2,367,065	2.22
Collateralized mortgage obligations - private label
After 10 years	2,414	59	-	2,473	4.59
Total collateralized mortgage obligations - private label	2,414	59	-	2,473	4.59
Mortgage-backed securities
Within 1 year	288	13	-	301	3.47
After 1 to 5 years	3,838	191	-	4,029	4.12
After 5 to 10 years	81,645	6,207	-	87,852	4.71
After 10 years	1,297,585	93,509	129	1,390,965	4.18
Total mortgage-backed securities	1,383,356	99,920	129	1,483,147	4.21
Equity securities (without contractual maturity)	6,507	909	10	7,406	3.46
Other
After 1 to 5 years	9,992	-	207	9,785	1.67
After 5 to 10 years	18,032	3,675	-	21,707	11.00
After 10 years	3,945	136	-	4,081	3.62
Total other	31,969	3,811	207	35,573	7.17
Total investment securities available-for-sale	$4,911,736	$173,990	$1,525	$5,084,201	2.94%

The weighted average yield on investment securities available-for-sale is based on amortized cost; therefore, it does not give effect to changes in fair value.

Securities not due on a single contractual maturity date, such as mortgage-backed securities and collateralized mortgage obligations, are classified in the period of final contractual maturity. The expected maturities of collateralized mortgage obligations, mortgage-backed securities and certain other securities may differ from their contractual maturities because they may be subject to prepayments or may be called by the issuer.

The following table presents the aggregate amortized cost and fair value of investment securities available-for-sale at December 31, 2013, by contractual maturity.

(In thousands)	Amortized cost	Fair value
Within 1 year	$25,440	$25,503
After 1 to 5 years	1,150,845	1,142,569
After 5 to 10 years	645,744	624,889
After 10 years	3,520,670	3,497,723
Total	5,342,699	5,290,684
Equity securities	3,178	4,116
Total investment securities available-for-sale	$5,345,877	$5,294,800

During the year ended December 31, 2013, the Corporation sold equity securities for a realized gain of $2.1 million. Proceeds from the sale of investment securities available-for-sale during 2013 were $ 5.4 million (2012 - $ 52.1 million). Gross realized gains and losses on the sale of investment securities available-for-sale, for the years ended December 31, 2013, 2012 and 2011 were as follows:

	Years ended December 31,
(In thousands)	2013	2012	2011
Gross realized gains	$2,110	$65	$8,514
Gross realized losses	-	(1,684)	(130)
Net realized gains (losses) on sale of investment securities available-for-sale	$2,110	$(1,619)	$8,384

The following tables present the Corporation's fair value and gross unrealized losses of investment securities available-for-sale, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2013, and 2012.

	At December 31, 2013
	Less than 12 months		12 months or more		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
(In thousands)	value	losses	value	losses	value	losses
Obligations of U.S. Government sponsored entities	$1,326,866	$32,457	$69,257	$4,240	$1,396,123	$36,697
Obligations of Puerto Rico, States and political
subdivisions	54,256	11,685	8,330	190	62,586	11,875
Collateralized mortgage obligations - federal agencies	1,567,654	70,378	96,676	5,645	1,664,330	76,023
Mortgage-backed securities	105,455	4,762	7,225	765	112,680	5,527
Equity securities	1,657	171	-	-	1,657	171
Other	-	-	9,497	141	9,497	141
Total investment securities available-for-sale in an
unrealized loss position	$3,055,888	$119,453	$190,985	$10,981	$3,246,873	$130,434

	At December 31, 2012
	Less than 12 months		12 months or more		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
(In thousands)	value	losses	value	losses	value	losses
Obligations of U.S. Government sponsored entities	$139,278	$592	$-	$-	$139,278	$592
Obligations of Puerto Rico, States and political
subdivisions	6,229	44	2,031	31	8,260	75
Collateralized mortgage obligations - federal agencies	170,136	512	-	-	170,136	512
Mortgage-backed securities	7,411	90	983	39	8,394	129
Equity securities	-	-	51	10	51	10
Other	9,785	207	-	-	9,785	207
Total investment securities available-for-sale in an
unrealized loss position	$332,839	$1,445	$3,065	$80	$335,904	$1,525

As of December 31, 2013, the available-for-sale investment portfolio reflects gross unrealized losses of approximately $130 million, driven by US Agency Collateralized Mortgage Obligations, obligations from the U.S. Government sponsored entities, and obligations of the Puerto Rico Government and its political subdivisions. As part of its analysis for all US Agencies' securities, management considers the US Agency guarantee. The portfolio of obligations of the Puerto Rico Government is comprised of securities with specific sources of income or revenues identified for repayments. The Corporation performs periodic credit quality reviews on these issuers.

Management evaluates investment securities for other-than-temporary (“OTTI”) declines in fair value on a quarterly basis. Once a decline in value is determined to be other-than-temporary, the value of a debt security is reduced and a corresponding charge to earnings is recognized for anticipated credit losses. Also, for equity securities that are considered other-than-temporarily impaired, the excess of the security's carrying value over its fair value at the evaluation date is accounted for as a loss in the results of operations. The OTTI analysis requires management to consider various factors, which include, but are not limited to: (1) the length of time and the extent to which fair value has been less than the amortized cost basis, (2) the financial condition of the issuer or issuers, (3) actual collateral attributes, (4) the payment structure of the debt security and the likelihood of the issuer being able to make payments, (5) any rating changes by a rating agency, (6) adverse conditions specifically related to the security, industry, or a geographic area, and (7) management's intent to sell the debt security or whether it is more likely than not that the Corporation would be required to sell the debt security before a forecasted recovery occurs.

At December 31, 2013, management performed its quarterly analysis of all debt securities in an unrealized loss position. Based on the analyses performed, management concluded that no individual debt security was other-than-temporarily impaired as of such date. At December 31, 2013, the Corporation did not have the intent to sell debt securities in an unrealized loss position and it is not more likely than not that the Corporation will have to sell the investment securities prior to recovery of their amortized cost basis. Also, management evaluated the Corporation's portfolio of equity securities at December 31, 2013. No other-than-temporary impairment losses on equity securities were recorded during the year ended December 31, 2013. Management has the intent and ability to hold the investments in equity securities that are at a loss position at December 31, 2013, for a reasonable period of time for a forecasted recovery of fair value up to (or beyond) the cost of these investments.

The following table states the name of issuers, and the aggregate amortized cost and fair value of the securities of such issuer (includes available-for-sale and held-to-maturity securities), in which the aggregate amortized cost of such securities exceeds 10% of stockholders' equity. This information excludes securities backed by the full faith and credit of the U.S. Government. Investments in obligations issued by a state of the U.S. and its political subdivisions and agencies, which are payable and secured by the same source of revenue or taxing authority, other than the U.S. Government, are considered securities of a single issuer.

	2013		2012

(In thousands)	Amortized cost	Fair value	Amortized cost	Fair value
FNMA	$2,318,171	$2,266,610	$1,594,933	$1,634,927
FHLB	336,933	326,220	520,127	528,287
Freddie Mac	1,434,346	1,418,216	1,198,969	1,221,863

Held To Maturity Securities Member
Investments [Abstract]
Investment [Text Block]

Note 8 – Investment securities held-to-maturity

The following tables present the amortized cost, gross unrealized gains and losses, approximate fair value, weighted average yield and contractual maturities of investment securities held-to-maturity at December 31, 2013 and 2012.

	At December 31, 2013
		Gross	Gross		Weighted
	Amortized	unrealized	unrealized	Fair	average
(In thousands)	cost	gains	losses	value	yield
Obligations of Puerto Rico, States and political subdivisions
Within 1 year	$12,570	$-	$12	$12,558	2.06%
After 1 to 5 years	12,060	-	984	11,076	5.91
After 5 to 10 years	20,015	-	5,251	14,764	6.06
After 10 years	69,236	257	13,179	56,314	2.43
Total obligations of Puerto Rico, States and political subdivisions	113,881	257	19,426	94,712	3.40
Collateralized mortgage obligations - federal agencies
After 10 years	115	7	-	122	5.45
Total collateralized mortgage obligations - federal agencies	115	7	-	122	5.45
Other
Within 1 year	26,000	-	645	25,355	3.41
After 1 to 5 years	500	-	1	499	1.33
Total other	26,500	-	646	25,854	3.37
Total investment securities held-to-maturity	$140,496	$264	$20,072	$120,688	3.40%

	At December 31, 2012
		Gross	Gross		Weighted
	Amortized	unrealized	unrealized	Fair	average
(In thousands)	cost	gains	losses	value	yield
Obligations of Puerto Rico, States and political subdivisions
Within 1 year	$2,420	$8	$-	$2,428	5.74%
After 1 to 5 years	21,335	520	19	21,836	3.63
After 5 to 10 years	18,780	866	5	19,641	6.03
After 10 years	73,642	449	438	73,653	5.35
Total obligations of Puerto Rico, States and political subdivisions	116,177	1,843	462	117,558	5.15
Collateralized mortgage obligations - federal agencies
After 10 years	140	4	-	144	5.45
Total collateralized mortgage obligations - federal agencies	140	4	-	144	5.45
Other
Within 1 year	250	-	-	250	0.86
After 1 to 5 years	26,250	31	-	26,281	3.40
Total other	26,500	31	-	26,531	3.38
Total investment securities held-to-maturity	$142,817	$1,878	$462	$144,233	4.82%

Securities not due on a single contractual maturity date, such as collateralized mortgage obligations, are classified in the period of final contractual maturity. The expected maturities of collateralized mortgage obligations and certain other securities may differ from their contractual maturities because they may be subject to prepayments or may be called by the issuer.

The following table presents the aggregate amortized cost and fair value of investments securities held-to-maturity at December 31, 2013, by contractual maturity.

(In thousands)	Amortized cost	Fair value
Within 1 year	$38,570	$37,913
After 1 to 5 years	12,560	11,575
After 5 to 10 years	20,015	14,764
After 10 years	69,351	56,436
Total investment securities held-to-maturity	$140,496	$120,688

The following tables present the Corporation's fair value and gross unrealized losses of investment securities held-to-maturity, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2013 and 2012:

	At December 31, 2013
	Less than 12 months		12 months or more		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
(In thousands)	value	losses	value	losses	value	losses
Obligations of Puerto Rico, States and political subdivisions	$60,028	$12,180	$13,044	$7,246	$73,072	$19,426
Other	24,604	646	-	-	24,604	646
Total investment securities held-to-maturity in an unrealized
loss position	$84,632	$12,826	$13,044	$7,246	$97,676	$20,072

	At December 31, 2012
	Less than 12 months		12 months or more		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
(In thousands)	value	losses	value	losses	value	losses

Obligations of Puerto Rico, States and political subdivisions	$2,365	$35	$19,118	$427	$21,483	$462
Total investment securities held-to-maturity in an unrealized
loss position	$2,365	$35	$19,118	$427	$21,483	$462

As indicated in Note 7 to these consolidated financial statements, management evaluates investment securities for OTTI declines in fair value on a quarterly basis.

The “Obligations of Puerto Rico, States and political subdivisions” classified as held-to-maturity at December 31, 2013 are primarily associated with securities issued by municipalities of Puerto Rico and are generally not rated by a credit rating agency. This includes $64 million of securities issued by three municipalities of Puerto Rico that are payable from the real and personal property taxes collected within such municipalities. These bonds have seniority to the payment of operating cost and expenses of the municipality. The portfolio also includes approximately $40 million in securities for which the underlying source of payment is not the central government, but in which it provides a guarantee in the event of default. In February 2014, the three principal nationally recognized rating agencies (Moody's Investor Services, Standard and Poor's and Fitch Ratings) downgraded the general-obligation bonds of the Commonwealth and other obligations of Puerto Rico instrumentalities to non-investment grade categories, citing concerns about financial flexibility and a reduced capacity to borrow in the financial markets. The Corporation performs periodic credit quality reviews on these issuers. The Corporation does not have the intent to sell securities held-to-maturity and it is not more likely than not that the Corporation will have to sell these investment securities prior to recovery of their amortized cost basis.